March 28, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Valley Forge Funds (the “Trust”)
File No. 33-48863

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the
Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Frances T. Han
Associate Counsel
The Vanguard Group, Inc.

cc: Chad Eskildsen, Esq.
U.S. Securities and Exchange Commission